RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2019
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 9:-      RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2019	December 31, 2018
	Unaudited

Trade payables (a)	$66	$133

Related parties' expenses:

	Six months ended June 30,
	2019	2018
	Unaudited

Amounts charged to:

Research and development expenses (a)	$99	$167

(a)
For the six-month periods ended June 30, 2019 and 2018, the Company incurred expenses for research and development services provided by related parties for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.